Income Taxes (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Federal state and local tax, expense	$ 23.3
Maximum [Member] | Shareholders [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Equity ownership, percentage	50.00%